         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                       SUPPLEMENT DATED OCTOBER 4, 2006 TO
                         PROSPECTUSES DATED MAY 1, 2006

This Supplement is intended to supplement prospectuses dated May 1, 2006 ("Prospectuses") for certain previously issued "Venture Variable Annuity," "Venture III Variable Annuity," "Vantage Variable Annuity,"(1) "Venture Vision" and "Venture Strategy" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

This Supplement describes four changes to the subadvisers of the underlying Funds that correspond to the Variable Investment Options described in the Prospectuses.


A. NEW SUBADVISER FOR LARGE CAP VALUE TRUST, AND NAME CHANGES FOR FAM VARIABLE SERIES FUNDS

Effective September 30, 2006, the investment management business of Merrill Lynch & Co. Inc. combined with BlackRock, Inc. As a result, we revise the disclosure related to these subadvisers in the section entitled "The Funds" describing the Large Cap Value Trust:

                               JOHN HANCOCK TRUST
 (We show the Fund's manager (i.e. subadviser) in bold above the name of the
                                     Fund)

BLACKROCK INVESTMENT MANAGEMENT, LLC

Large Cap Value Trust            Seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.


Additionally, all disclosure in the Prospectuses discussing the corresponding Funds of the FAM Variable Series Funds, Inc. is changed as listed in the table below in relation to the "Mercury Basic Value V.I. Fund," the "Mercury Value Opportunities V.I. Fund" and the "Mercury Global Allocation V.I. Fund":

------------------------------------------------------------------------------------------
             PRIOR NAME                                         NEW NAME
------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.                    BlackRock Variable Series Funds, Inc.
  Mercury Basic Value V.I. Fund                    BlackRock Basic Value V.I. Fund
  Mercury Value Opportunities V.I. Fund            BlackRock Value Opportunities V. I Fund
  Mercury Global Allocation V.I. Fund              BlackRock Global Allocation V.I. Fund
------------------------------------------------------------------------------------------


PLEASE NOTE THAT THE VARIABLE INVESTMENT OPTIONS CORRESPONDING TO THE THREE FUNDS LISTED ABOVE ARE ONLY AVAILABLE FOR CERTAIN JOHN HANCOCK USA CONTRACTS ISSUED PRIOR TO JANUARY 28, 2002.


B. ADDITION OF SUBADVISER TO SCIENCE & TECHNOLOGY TRUST

Effective October 6, 2006, RCM Capital Management LLC will become a co-subadviser to the Science & Technology Trust joining T. Rowe Price Associates, Inc. As a result, the selected disclosure in the section entitled "The Funds" is amended to list the Fund under both subadvisers as follows:

                               JOHN HANCOCK TRUST
(We show the Fund's manager (i.e. subadviser) in bold above the name of the
                                      Fund)

RCM CAPITAL MANAGEMENT LLC(5)
       Science & Technology Trust   Seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology.
                                    Current income is incidental to the Fund's objective.
T. ROWE PRICE ASSOCIATES, INC.(5)
       Science & Technology Trust   Seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology.
                                    Current income is incidental to the Fund's objective.

(5) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC

----------------------------
(1) Prospectus form numbers: Venture Prior, Venture 24, 22, 20, Venture III Prior, and Vantage Prior.

C. NAME CHANGE OF SOVEREIGN ASSET MANAGEMENT, LLC

Effective October 1, 2006 Sovereign Asset Management, LLC changed its name to MFC Global Investment Management (U.S.), LLC. As a result, the selected disclosure in the section entitled "The Funds" is amended as follows in relation to the Active Bond Trust, Emerging Growth Trust and Strategic Income Trust:

                               JOHN HANCOCK TRUST
(We show the Fund's manager (i.e. subadviser) in bold above the name of the
                                     Fund)

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
       Active Bond Trust(2)         Seeks income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.

       Emerging Growth Trust        Seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.

       Strategic Income Trust       Seeks a high level of current income by investing, under normal market conditions, primarily in foreign government and corporate debt securities from developed and emerging markets; U.S.
                                    Government and agency securities; and U.S. high yield bonds.

(2)  The Active Bond Trust is subadvised by Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC


D. NEW SUBADVISER FOR SPECIAL VALUE TRUST

Effective December 1, 2006, ClearBridge Advisors, LLC will replace Salomon Brothers Asset Management Inc. as the subadviser to the Special Value Trust. As a result, the selected disclosure in the section entitled "The Funds" is amended to list the Fund under both subadvisers as follows:

                               JOHN HANCOCK TRUST
(We show the Fund's manager (i.e. subadviser) in bold above the name of the
                                     Fund)

CLEARBRIDGE ADVISERS, LLC
       Special Value Trust          Seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value(1) Index.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF YOUR PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED OCTOBER 4, 2006



0506:10313       333-70728
0506:70385       333-70730
0506:120322      033-79112
0506:60329       033-46217
0506:70386       333-70850
0506:120323      333-83558
0506:60338       333-71074
                 333-61283

                                       2